Other Accounts Receivable - Summary of Consolidated Other Accounts Receivable (Detail) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Miscellaneous current assets [abstract]
Non-trade accounts receivable	[1]	$ 117	$ 113
Interest and notes receivable		39	50
Current portion of valuation of derivative financial instruments		7	1
Loans to employees and others		10	14
Refundable taxes		304	147
Other accounts receivable		$ 477	$ 325

[1]	Non-trade accounts receivable are mainly attributable to the sale of assets.